Business Segment Data	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segment Data

NOTE 7 – BUSINESS SEGMENT DATA

At December 31, 2013, the Company was organized into four operating divisions: the hospital division, the nursing center division, the rehabilitation division and the care management division. Based upon the authoritative guidance for business segments, the operating divisions represent five reportable operating segments, including (1) hospitals, (2) nursing centers, (3) skilled nursing rehabilitation services, (4) hospital rehabilitation services and (5) home health and hospice services (included in the care management division). These reportable operating segments are consistent with information used by the Company’s President and Chief Operating Officer to assess performance and allocate resources. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. Prior period segment information has been restated to conform with the current period presentation.

For segment purposes, the Company defines segment operating income as earnings before interest, income taxes, depreciation, amortization and rent. Segment operating income reported for each of the Company’s operating segments excludes impairment charges, transaction costs and the allocation of corporate overhead.

On January 1, 2013, the Company transferred the operations of its hospital-based sub-acute unit business from the hospital division to the nursing center division. Historical amounts have been reclassified to conform with the current period presentation.

Segment operating income for 2013 included one-time bonus costs paid to employees who do not participate in the Company’s incentive compensation program of $19.8 million (hospital division – $7.8 million, nursing center division – $4.6 million, rehabilitation division – $6.3 million (skilled nursing rehabilitation services – $5.0 million and hospital rehabilitation services – $1.3 million), care management division – $0.8 million and corporate – $0.3 million).

Segment operating income for the hospital division for 2013 also included costs of $6.0 million in connection with the closing of a TC hospital and litigation charges of $7.7 million. Segment operating income for the hospital division for 2012 included severance ($2.5 million) and restructuring costs ($1.1 million) incurred in connection with the closing of a regional office and two TC hospitals, and $5.0 million for employment-related lawsuits. Segment operating income for the hospital division for 2011 included a loss on the divestiture of a TC hospital of $1.5 million.

Segment operating income for the nursing center division for 2012 included $0.9 million incurred in connection with the cancellation of a sub-acute unit project.

Segment operating income for the rehabilitation division for 2013 also included $23.1 million of litigation charges (skilled nursing rehabilitation services) and $1.5 million of severance and retirement costs (skilled nursing rehabilitation services – $0.1 million and hospital rehabilitation services – $1.4 million).

Segment operating income for the care management division for 2013 also included $0.7 million of severance and retirement costs and $0.5 million of costs associated with closing a home health location.

Segment operating income for corporate for 2013 also included $3.4 million of severance and retirement costs and $0.5 million of fees associated with the modification of certain of the Company’s senior debt. See Note 12.

Segment operating income for 2012 also included employee severance costs of $3.4 million (hospital division – $0.7 million, nursing center division – $1.9 million, rehabilitation division – $0.4 million (skilled nursing rehabilitation services – $0.3 million and hospital rehabilitation services – $0.1 million), care management division – $0.2 million and corporate – $0.2 million) and contract cancellation costs of $0.9 million (corporate) incurred in connection with restructuring activities.

Rent expense for the hospital division included $1.6 million for 2012 incurred in connection with the closing of a regional office and two TC hospitals.

Interest expense for corporate included $1.5 million for 2013 related to charges associated with the modification of certain of the Company’s senior debt. See Note 12.

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

The following table sets forth certain data by business segment (in thousands):

	Year ended December 31,
	2013	2012	2011
Revenues:
Hospital division	$2,465,560	$2,543,829	$2,227,048
Nursing center division	1,070,828	1,071,512	1,085,268
Rehabilitation division:
Skilled nursing rehabilitation services	997,007	1,007,335	766,973
Hospital rehabilitation services	286,613	293,580	200,824
	1,283,620	1,300,915	967,797
Care management division	224,927	143,340	60,736
	5,044,935	5,059,596	4,340,849
Eliminations:
Skilled nursing rehabilitation services	(113,625)	(106,020)	(104,984)
Hospital rehabilitation services	(91,475)	(94,056)	(74,091)
Nursing centers	(4,250)	(3,378)	(1,666)
	(209,350)	(203,454)	(180,741)
	$4,835,585	$4,856,142	$4,160,108
Loss from continuing operations:
Operating income (loss):
Hospital division	$516,130	$555,333	$452,978
Nursing center division	132,253	136,923	150,028
Rehabilitation division:
Skilled nursing rehabilitation services	41,913	72,293	54,678
Hospital rehabilitation services	73,925	69,745	43,731
	115,838	142,038	98,409
Care management division	9,963	13,708	3,103
Corporate:
Overhead	(176,495)	(179,063)	(174,800)
Insurance subsidiary	(1,914)	(2,127)	(2,306)
	(178,409)	(181,190)	(177,106)
Impairment charges	(77,193)	(108,953)	(73,554)
Transaction costs	(2,112)	(2,231)	(50,706)
Operating income	516,470	555,628	403,152
Rent	(311,526)	(303,564)	(276,540)
Depreciation and amortization	(154,206)	(160,066)	(126,905)
Interest, net	(103,963)	(106,839)	(79,854)
Loss before income taxes	(53,225)	(14,841)	(80,147)
Provision (benefit) for income taxes	(11,319)	30,642	(13,604)
	$(41,906)	$(45,483)	$(66,543)
Rent:
Hospital division	$202,187	$200,380	$175,754
Nursing center division	97,122	92,033	89,308
Rehabilitation division:
Skilled nursing rehabilitation services	4,726	5,442	6,384
Hospital rehabilitation services	106	140	228
	4,832	5,582	6,612
Care management division	5,101	3,140	1,366
Corporate	2,284	2,429	3,500
	$311,526	$303,564	$276,540
Depreciation and amortization:
Hospital division	$70,566	$76,849	$61,714
Nursing center division	27,494	27,366	24,480
Rehabilitation division:
Skilled nursing rehabilitation services	11,010	11,168	7,258
Hospital rehabilitation services	9,429	9,309	5,637
	20,439	20,477	12,895
Care management division	6,608	4,442	1,449
Corporate	29,099	30,932	26,367
	$154,206	$160,066	$126,905

NOTE 7 – BUSINESS SEGMENT DATA (Continued)

	Year ended December 31,
	2013	2012	2011
Capital expenditures, excluding acquisitions (including discontinued operations):
Hospital division:
Routine	$28,571	$38,272	$46,393
Development	11,817	42,265	67,321
	40,388	80,537	113,714
Nursing center division:
Routine	23,023	20,764	34,304
Development	7	8,057	19,167
	23,030	28,821	53,471
Rehabilitation division:
Skilled nursing rehabilitation services:
Routine	2,608	2,274	1,700
Development	–	–	–
	2,608	2,274	1,700
Hospital rehabilitation services:
Routine	273	348	238
Development	–	–	–
	273	348	238
Care management division:
Routine	1,523	1,616	164
Development	–	–	1,167
	1,523	1,616	1,331
Corporate:
Routine:
Information systems	40,756	50,341	47,718
Other	4,154	1,560	2,386
	$112,732	$165,497	$220,558

	December 31, 2013	December 31, 2012
Assets at end of period:
Hospital division	$1,776,728	$2,129,303
Nursing center division	552,336	626,016
Rehabilitation division:
Skilled nursing rehabilitation services	339,103	336,445
Hospital rehabilitation services	348,968	340,668
	688,071	677,113
Care management division	244,123	202,156
Corporate	684,611	603,358
	$3,945,869	$4,237,946
Goodwill:
Hospital division	$679,480	$747,065
Rehabilitation division:
Skilled nursing rehabilitation services	–	–
Hospital rehabilitation services	173,334	168,019
	173,334	168,019
Care management division	139,288	126,182
	$992,102	$1,041,266